NEUBERGER BERMAN EQUITY FUNDS(R)

Supplement dated September 14, 2005, to the Prospectus dated December 17, 2004.

INVESTOR CLASS
ADVISOR CLASS

THE FOLLOWING REPLACES THE SECTION ENTITLED "PORTFOLIO HOLDINGS POLICY" ON PAGE 76 OF THE INVESTOR CLASS PROSPECTUS AND ON PAGE 40 OF THE ADVISOR CLASS
PROSPECTUS:

A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio holdings is available in the funds' Statement of Additional Information.

The complete  portfolio  holdings for each fund  (except  Fasciano,  Genesis and
Millennium             Funds)            are             available            at
http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each month-end; the complete portfolio holdings of Fasciano, Genesis and Millennium Funds are available 15-30 days after the end of each calendar quarter.

Each fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted (holdings for Fasciano, Genesis and Millennium Funds will be available for only 15-30 days). Complete holdings for all funds will also be available in reports on Form N-Q or Form
N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

TRUST CLASS

THE FOLLOWING REPLACES THE SECTION ENTITLED "PORTFOLIO HOLDINGS POLICY" ON PAGE 59 OF THE TRUST CLASS PROSPECTUS:

A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio holdings is available in the funds' Statement of Additional Information.

The complete portfolio holdings for each fund (except Genesis and Millennium Funds) are available at http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each month-end; the complete portfolio holdings of Genesis and Millennium Funds are available 15-30 days after the end of each calendar quarter.

Each fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted (holdings for Genesis and Millennium Funds will be available for only 15-30 days.) Complete holdings for all funds will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

INSTITUTIONAL CLASS

THE FOLLOWING REPLACES THE SECTION ENTITLED "PORTFOLIO HOLDINGS POLICY" ON PAGE 8 OF THE INSTITUTIONAL CLASS PROSPECTUS:

A description of the fund's policies and procedures with respect to the disclosure of the funds' portfolio holdings is available in the funds' Statement of Additional Information.

The   complete    portfolio   holdings   for   the   fund   are   available   at
http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each calendar quarter.

The fund's complete portfolio holdings will remain available at www.nb.com for only 15-30 days. Complete holdings for the fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

NEUBERGER BERMAN FOCUS FUND
       INVESTOR CLASS
       TRUST CLASS
       ADVISOR CLASS

THE FOLLOWING REPLACES THE FIRST PARAGRAPH IN THE SECTION ENTITLED "MANAGEMENT" ON PAGE 14 OF THE INVESTOR CLASS PROSPECTUS, ON PAGE 4 OF THE TRUST CLASS PROSPECTUS, AND ON PAGE 9 OF THE ADVISOR CLASS PROSPECTUS:

Robert B. Corman is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Effective October 1, 2005, he is the portfolio manager of the fund's assets. Previously, he co-managed the fund's assets from November 2003 to September 2005. He held senior positions in portfolio management at four other firms since 1981.

The fund may distribute to investors a material amount of capital gain for this year, as the portfolio is adjusted following the retirement of long-time manager Kent Simons. See "Distributions and Taxes: Buying Shares Before a Distribution" and consult your tax professional to determine the effect of such a distribution on your personal tax situation. There is of course no assurance that the fund will realize or distribute any particular amount of gain.

THE DATE OF THIS SUPPLEMENT IS SEPTEMBER 14, 2005.

                                            NEUBERGER BERMAN
                                            A LEHMAN BROTHERS COMPANY
                                            NEUBERGER BERMAN MANAGEMENT, INC.
                                            605 Third Avenue  2nd Floor
                                            New York, NY  10158-0180
                                            SHAREHOLDER SERVICES
                                            800.877.9700
                                            INSTITUTIONAL SERVICES
                                            800.366.6264
                                            WWW.NB.COM